Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000012064 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000012064 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012064 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012064 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000012064 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000012064 [Member] | LyondellBasell Industries NV Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000012064 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000012064 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000012064 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000012064 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000012064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%	[1]
C000012064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[1]
C000012064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000012064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
C000012064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000012064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000012064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000012064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000012064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000012064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
C000012097 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[2]
C000012097 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000012097 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000012097 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000012097 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000012097 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000012097 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000012097 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000012097 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000012097 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[2]
C000012097 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000012097 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[2]
C000012097 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000012097 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000012097 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
C000012097 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[2]
C000012097 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000012097 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000012097 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%	[2]
C000012097 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000012097 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000012099 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000012099 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000012099 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000012099 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[3]
C000012099 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[3]
C000012099 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000012099 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000012099 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000012099 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000012099 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000012099 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000012099 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[3]
C000012099 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[3]
C000012099 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[3]
C000012099 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012099 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[3]
C000012099 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000012099 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[3]
C000012099 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[3]
C000012099 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000012099 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012195 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000012195 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000012195 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012195 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000012195 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012195 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[4]
C000012195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[4]
C000012195 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4]
C000012195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000012195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000012195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000012195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[4]
C000012195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[4]
C000012195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000012195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[4]
C000012195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4]
C000012196 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Duolingo Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Rivian Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Crown Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | TKO Group Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000012196 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[5]
C000012196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[5]
C000012196 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000012196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[5]
C000012196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000012196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000012196 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000012196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5]
C000012196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[5]
C000012196 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[5]
C000012196 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
C000042588 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000042588 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[6]
C000042588 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000042588 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[6]
C000042588 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[6]
C000042588 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[6]
C000042588 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000042588 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000042588 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000042588 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000042588 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[6]
C000042588 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[6]
C000042588 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[6]
C000042588 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[6]
C000042588 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[6]
C000042588 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000042588 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[6]
C000042588 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6]
C000099165 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[7]
C000099165 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000099165 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
C000099165 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000099165 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000099165 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[7]
C000099165 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000099165 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[7]
C000099165 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000099165 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[7]
C000099165 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[7]
C000099165 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[7]
C000099165 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[7]
C000099165 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[7]
C000099165 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000099165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000099165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[7]
C000099165 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[7]
C000099165 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[7]
C000099165 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000141931 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000141931 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000141931 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000141931 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000141931 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000141931 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000141931 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000141931 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000141931 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000141931 [Member] | CME Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000141931 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000141931 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[8]
C000141931 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[8]
C000141931 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000141931 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000141931 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[8]
C000141931 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000141931 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[8]
C000141931 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[8]
C000141931 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[8]
C000194634 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000194634 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000194634 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000194634 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
C000194634 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000194634 [Member] | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[9]
C000194634 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000194634 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000194634 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000194634 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000194634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000194634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[9]
C000194634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[9]
C000194634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[9]
C000194634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000194634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9]
C000194634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[9]
C000194634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[9]
C000194634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[9]
C000194634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[9]
C000194634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.